INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2020
INCOME TAX
Schedule of loss before provision for income taxes

Loss before provision for income taxes consisted of:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Outside China areas	¥(28,447,953)	¥(10,160,525)	$(1,437,190)
China	3,064,024	(9,679,757)	(1,369,184)
Total	¥(25,383,929)	¥(19,840,282)	$(2,806,374)

Schedule of deferred tax asset, net

Deferred tax asset, net is composed of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Deferred tax assets:
Allowance for doubtful receivables	¥832,515	¥1,180,160	$166,932
Impairment loss from investment in unconsolidated entity	605,660	605,660	85,669
Net operating loss carryforwards	7,456,198	10,441,633	1,476,950
Less: Valuation allowance	(8,894,373)	(12,162,660)	(1,720,386)
Total deferred tax assets	¥—	¥64,793	$9,165
Deferred tax Liability:
Accelerated amortization of intangible assets	¥—	¥(64,793)	$(9,165)
Total deferred tax liability	¥—	¥(64,793)	(9,165)
Deferred tax assets, net	¥—	¥—	$—

Schedule of reconciliation of income tax expense

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	U.S. Dollars
Income tax benefits calculated at PRC statutory rates	¥(5,679,505)	¥(6,318,111)	¥(4,960,454)	$(701,646)
Nondeductible expenses and others	(65,427)	(56,127)	232,213	32,846
Effect of tax rate differential	2,009,486	6,378,169	2,008,824	284,144
Benefit of revenue exempted from enterprise income tax	(55,748)	(279,352)	(266,548)	(37,703)
Change in valuation allowances	3,869,157	673,898	3,268,287	462,293
Tax refund	(61,733)	—	—	—
Provision for income tax	¥16,230	¥398,477	¥282,322	$39,934

Schedule of company's income tax expense

The Company’s income tax expense is comprised of the following:

	For the years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision	¥16,230	¥398,477	¥282,322	$39,934
Expense for income tax	¥16,230	¥398,477	¥282,322	$39,934